Other administrative expenses	12 Months Ended
Dec. 31, 2020
Other administrative expenses
Other administrative expenses

Note 6. Other administrative expenses

Skr mn	2020	2019	2018
Travel expenses and marketing	-3	-7	-7
IT and information system (fees incl.)	-140	-156	-151
Other fees	-38	-34	-34
Premises[1]	-10	-3	-33
Other	-7	-6	-6
Total other administrative expenses	-198	-206	-231
1	SEK is a party to rental agreements of office space in Stockholm and Gothenburg, Sweden. Since 2019-01-01 leases of premises are accounted for according to IFRS 16, see note 8.

Remuneration to auditors

Skr mn	2020	2019	2018
Öhrlings PricewaterhouseCoopers AB:
Audit fees[1]	-9	-10	-8
Audit related fees[2]	—	0	0
Tax related fees[3]	—	0	0
Other fees[4]	-3	-2	-2
Total	-12	-12	-10
1	Fees related to audit of annual financial statements and reviews of interim financial statements.
2	Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under Audit fees.
3	Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.
4	Fees for products and services rendered by the principal independent auditors, other than the services reported in Audit fees through Tax related fees above.

In the financial statements, remuneration to auditors is mainly included in Other administrative expenses.